Annual Fund Operating Expenses - WisdomTree Efficient Rare Earth Plus Strategic Metals Fund - WisdomTree Efficient Rare Earth Plus Strategic Metals Fund	Apr. 06, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.55%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.